UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5125

Dreyfus Variable Investment Fund (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	12/31
Date of reporting period:	9/30/08

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Appreciation Portfolio
September 30, 2008 (Unaudited)

Common Stocks--100.3%	Shares	Value ($)

Beverages--10.4%
Anheuser-Busch	37,200	2,413,536
Coca-Cola	524,700	27,746,136
PepsiCo	234,900	16,741,323
		46,900,995
Consumer Discretionary--9.2%
Christian Dior	72,700 a	5,557,937
McDonald's	178,700	11,025,790
McGraw-Hill	216,500	6,843,565
News, Cl. A	529,836	6,352,734
News, Cl. B	8,600	104,490
Polo Ralph Lauren	34,900 a	2,325,736
Target	189,500 a	9,294,975
		41,505,227
Consumer Staples--23.9%
Altria Group	542,000	10,753,280
Estee Lauder, Cl. A	56,800 a	2,834,888
Nestle, ADR	449,000	19,301,477
Philip Morris International	542,000	26,070,200
Procter & Gamble	351,200	24,475,128
SYSCO	87,400	2,694,542
Wal-Mart Stores	92,300	5,527,847
Walgreen	482,300	14,932,008
Whole Foods Market	61,200 a	1,225,836
		107,815,206
Energy--21.0%
Chevron	250,400	20,652,992
ConocoPhillips	187,800	13,756,350
Exxon Mobil	453,164	35,192,716
Halliburton	87,400	2,830,886
Occidental Petroleum	122,300	8,616,035

Royal Dutch Shell, ADR	52,200	3,080,322
Total, ADR	104,800	6,359,264
Transocean	36,675 b	4,028,382
		94,516,947
Financial--4.9%
American Express	109,600	3,883,128
Ameriprise Financial	53,700	2,051,340
Bank of America	200,716	7,025,060
Citigroup	79,724	1,635,139
HSBC Holdings, ADR	43,700 a	3,532,271
JPMorgan Chase & Co.	87,500	4,086,250
		22,213,188
Health Care--10.6%
Abbott Laboratories	248,200	14,291,356
Johnson & Johnson	310,200	21,490,656
Medtronic	56,800	2,845,680
Merck & Co.	152,300	4,806,588
Roche Holding, ADR	55,900	4,349,853
		47,784,133
Industrial--7.1%
Caterpillar	43,700	2,604,520
Emerson Electric	199,100	8,121,289
Fluor	69,800	3,887,860
General Dynamics	18,000	1,325,160
General Electric	477,300	12,171,150
United Technologies	64,000	3,843,840
		31,953,819
Information Technology--10.9%
Apple	50,000 b	5,683,000
Automatic Data Processing	104,800	4,480,200
Cisco Systems	227,200 b	5,125,632
Intel	921,500	17,259,695
Microsoft	357,000	9,528,330
QUALCOMM	78,600	3,377,442
Texas Instruments	164,700	3,541,050
		48,995,349
Materials--2.3%

Freeport-McMoRan Copper & Gold	25,000	1,421,250
Praxair	105,700	7,582,918
Rio Tinto, ADR	5,000	1,247,500
		10,251,668
Total Common Stocks
(cost $327,214,934)		451,936,532

Other Investment--.0%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $177,000)	177,000 [c]	177,000

Investment of Cash Collateral for
Securities Loaned--4.6%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $20,543,180)	20,543,180 [c]	20,543,180

Total Investments (cost $347,935,114)	104.9%	472,656,712
Liabilities, Less Cash and Receivables	(4.9%)	(22,225,616)
Net Assets	100.0%	450,431,096

ADR - American Depository Receipts

a	All or a portion of these securities are on loan. At September 30, 2008, the total market value of the portfolio's securities on loan is $20,174,006 and the total market value of the collateral held by the portfolio is $20,543,180.

b	Non-income producing security.

c	Investment in affiliated money market mutual fund.

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $347,935,114.
Net unrealized appreciation on investments was $124,721,598 of which $143,687,917 related to appreciated investment securities and $18,966,319 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	467,098,775		0

Level 2 - Other Significant Observable Inputs	5,557,937		0

Level 3 - Significant Unobservable Inputs	0		0

Total	472,656,712		0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Developing Leaders Portfolio
September 30, 2008 (Unaudited)

Common Stocks--99.5%	Shares	Value ($)

Commercial & Professional Services--8.7%
Anixter International	29,100 a,b	1,731,741
Applied Industrial Technologies	45,000 a	1,211,850
Beacon Roofing Supply	23,900 b	373,318
COMSYS IT Partners	129,400 b	1,257,768
Concur Technologies	16,200 b	619,812
Cross Country Healthcare	17,900 b	291,591
Gartner	35,800 b	811,944
IKON Office Solutions	122,400 a	2,082,024
MPS Group	139,800 a,b	1,409,184
Nash Finch	12,800	551,936
On Assignment	45,300 b	356,964
PSS World Medical	35,800 a,b	698,100
ScanSource	51,800 a,b	1,491,322
School Specialty	11,400 b	355,566
Standard Register	46,400 a	457,040
Sykes Enterprises	120,200 b	2,639,592
TeleTech Holdings	125,000 b	1,555,000
Viad	25,500	734,145
Watson Wyatt Worldwide, Cl. A	6,800 a	338,164
		18,967,061
Communications--2.3%
iPCS	56,700 a,b	1,262,709
NTELOS Holdings	59,700	1,605,333
Starent Networks	78,700 a,b	1,018,378
Syniverse Holdings	23,300 b	387,013
USA Mobility	64,900 b	713,900
		4,987,333
Consumer Durables--3.3%
Fossil	77,000 a,b	2,173,710
Fuel Systems Solutions	33,200 b	1,143,740
M/I Homes	15,300 a	348,534
Meritage Homes	12,000 a,b	296,400
Polaris Industries	43,100 a	1,960,619
WMS Industries	43,000 a,b	1,314,510
		7,237,513
Consumer Non-Durables--4.9%
American Greetings, Cl. A	89,500	1,368,455
Cal-Maine Foods	66,300 a	1,819,272
Central European Distribution	23,600 a,b	1,071,676

Chattem	5,500 a,b	429,990
Deckers Outdoor	19,600 a,b	2,039,968
M & F Worldwide	11,900 b	476,000
Oxford Industries	18,200	470,106
Perry Ellis International	58,300 a,b	869,253
Ralcorp Holdings	15,600 b	1,051,596
Universal	9,000 a	441,810
Warnaco Group	15,600 b	706,524
		10,744,650
Consumer Services--3.2%
Bally Technologies	17,100 a,b	517,788
Belo, Cl. A	100,000	596,000
Bidz.com	60,200 a,b	521,332
Cox Radio, Cl. A	33,100 a,b	349,536
DeVry	9,700	480,538
Jack in the Box	62,600 a,b	1,320,860
Pre-Paid Legal Services	27,600 a,b	1,138,776
Priceline.com	14,600 a,b	999,078
Sinclair Broadcast Group, Cl. A	207,000 a	1,043,280
		6,967,188
Electronic Technology--9.5%
Amkor Technology	197,200 b	1,256,164
Anaren	33,900 b	344,085
Cognex	85,100	1,715,616
Comtech Telecommunications	28,500 b	1,403,340
CTS	61,500	785,970
Dionex	23,800 b	1,512,490
EMS Technologies	23,100 b	515,361
Intevac	80,900 b	860,776
Methode Electronics	41,200	368,328
Multi-Fineline Electronix	50,200 a,b	742,458
OmniVision Technologies	75,800 a,b	864,878
Oplink Communications	81,200 a,b	980,084
Orbital Sciences	91,900 b	2,202,843
Pericom Semiconductor	147,900 b	1,552,950
Plexus	11,400 b	235,980
Rackable Systems	35,400 b	347,274
Semtech	44,700 a,b	624,012
Sigma Designs	14,400 a,b	204,768
Skyworks Solutions	93,600 b	782,496
Synaptics	19,350 a,b	584,757
TransDigm Group	22,900 a,b	783,867
TTM Technologies	65,200 a,b	646,784
Ultratech	15,500 b	187,550
Volterra Semiconductor	94,900 b	1,208,077
		20,710,908

Energy Minerals--3.8%
Alpha Natural Resources	14,000 b	720,020
Berry Petroleum, Cl. A	14,900	577,077
Carrizo Oil & Gas	26,500 a,b	961,155
Comstock Resources	11,300 b	565,565
Contango Oil & Gas	24,600 b	1,327,908
Mariner Energy	73,300 b	1,502,650
PetroHawk Energy	12,600 b	272,538
Resource America, Cl. A	30,500 a	289,750
Stone Energy	47,701 b	2,019,183
		8,235,846
Finance--18.0%
AMERCO	9,100 b	381,563
Amerisafe	38,100 b	693,420
AmTrust Financial Services	67,000	910,530
Aspen Insurance Holdings	69,000	1,897,500
Banco Latinoamericano de
Exportaciones, Cl. E	19,800	285,516
Bank Mutual	17,100	194,085
BankFinancial	15,900	233,412
Cash America International	8,200	295,528
Columbia Banking System	16,200	287,226
Community Bank System	22,100	555,815
Compass Diversified Holdings	93,900 a	1,308,966
CorVel	16,500 b	472,065
Delphi Financial Group, Cl. A	11,200	314,048
Dollar Financial	66,900 a,b	1,029,591
Doral Financial	22,000 b	240,240
EZCORP, Cl. A	25,400 b	477,520
Financial Federal	19,800 a	453,816
First BanCorp/Puerto Rico	65,500	724,430
First Financial Bancorp	66,300	967,980
First Merchants	20,400	465,120
First Midwest Bancorp	20,900 a	506,616
FirstMerit	105,500 a	2,215,500
Frontier Financial	25,700 a	345,151
GFI Group	77,500 a	365,025
Greenhill & Co.	22,000 a	1,622,500
Hercules Technology Growth Capital	48,300	468,510
Interactive Brokers Group, Cl. A	60,500 b	1,341,285
IPC Holdings	5,200	157,092
Knight Capital Group, Cl. A	81,200 a,b	1,206,632
National Penn Bancshares	155,528 a	2,270,709
Northwest Bancorp	10,500	289,170
Old National Bancorp	62,400 a	1,249,248
Old Second Bancorp	50,900 a	942,668

optionsXpress Holdings	11,700	227,214
Oriental Financial Group	92,600	1,653,836
Pacific Capital Bancorp	111,400 a	2,266,990
Penson Worldwide	16,100 b	223,307
Phoenix Cos.	121,700	1,124,508
Platinum Underwriters Holdings	65,000	2,306,200
PMA Capital, Cl. A	56,200 b	495,684
Prospect Capital	23,100 a	295,911
RSC Holdings	96,700 a,b	1,098,512
Southside Bancshares	21,500 a	541,800
Susquehanna Bancshares	95,400 a	1,862,208
WesBanco	17,300 a	460,526
World Acceptance	12,900 a,b	464,400
WSFS Financial	14,200	852,000
		39,041,573
Health Care Technology--11.0%
Alnylam Pharmaceuticals	16,000 a,b	463,200
American Oriental Bioengineering	85,700 a,b	556,193
Analogic	25,500	1,268,880
AngioDynamics	38,200 b	603,560
BioMarin Pharmaceutical	47,400 a,b	1,255,626
Bruker	116,200 a,b	1,548,946
CONMED	61,900 b	1,980,800
Cubist Pharmaceuticals	17,100 a,b	380,133
Cyberonics	45,600 b	775,200
Cynosure, Cl. A	84,672 a,b	1,519,016
Idera Pharmaceuticals	21,900 a,b	308,133
Invacare	12,600 a	304,164
Isis Pharmaceuticals	48,800 a,b	824,232
Martek Biosciences	61,000 a,b	1,916,620
Medicis Pharmaceutical, Cl. A	31,400	468,174
Meridian Bioscience	11,100	322,344
Merit Medical Systems	17,400 b	326,598
Momenta Pharmaceuticals	131,400 a,b	1,722,654
OSI Pharmaceuticals	39,400 b	1,942,026
PDL BioPharma	53,600	499,016
Regeneron Pharmaceuticals	61,100 b	1,333,813
Sirona Dental Systems	64,600 a,b	1,503,888
ViroPharma	138,600 a,b	1,818,432
		23,641,648
Industrial Services--3.1%
Crosstex Energy	25,400 a	634,238
Dycom Industries	65,500 a,b	852,810
EMCOR Group	26,300 a,b	692,216
Gulf Island Fabrication	26,000	896,220
Michael Baker	39,600 b	1,378,080

Perini	56,700 a,b	1,462,293
Smith International	2,535	148,652
Trico Marine Services	29,500 a,b	503,860
Willbros Group	9,100 a,b	241,150
		6,809,519
Non-Energy Minerals--.1%
Worthington Industries	14,600 a	218,124
Process Industries--5.7%
AptarGroup	27,900 a	1,091,169
Buckeye Technologies	106,900 b	875,511
CF Industries Holdings	4,500	411,570
Darling International	77,300 b	858,803
Glatfelter	147,900	2,002,566
Grace (W.R.) & Co.	37,200 a,b	562,464
GrafTech International	120,700 b	1,823,777
H.B. Fuller	31,700 a	661,579
Innophos Holdings	58,500	1,426,230
Landec	56,000 b	458,640
Mercer International	57,900 a,b	211,914
NewMarket	6,000	315,360
Olin	39,500 a	766,300
Omega Protein	19,600 b	230,496
Schulman (A.)	19,000 a	375,820
Terra Industries	13,400	393,960
		12,466,159
Producer Manufacturing--8.6%
Aaon	28,500 a	518,415
Actuant, Cl. A	12,800	323,072
Acuity Brands	32,200 a	1,344,672
American Superconductor	27,200 a,b	641,104
Ampco-Pittsburgh	5,800	150,220
ArvinMeritor	82,800	1,079,712
Baldor Electric	21,300 a	613,653
Bucyrus International, Cl. A	10,700	478,076
Chart Industries	60,800 b	1,736,448
CIRCOR International	23,100	1,003,233
Columbus McKinnon	20,800 a,b	490,256
DXP Enterprises	11,900 b	634,389
Dynamic Materials	9,500 a	220,495
Energy Conversion Devices	23,400 a,b	1,363,050
FuelCell Energy	63,900 a,b	385,317
Insteel Industries	68,900	936,351
Kadant	15,800 a,b	359,766
Knoll	68,500 a	1,035,720
L.B. Foster, Cl. A	47,400 a,b	1,441,908
Mueller Industries	10,400	239,304

NCI Building Systems	45,200 b	1,435,100
Nordson	4,200	206,262
Regal-Beloit	8,400 a	357,168
Robbins & Myers	18,400	569,112
T-3 Energy Services	4,900 a,b	181,888
Tecumseh Products, Cl. A	23,700 b	593,448
Wabtec	7,900 a	404,717
		18,742,856
Retail Trade--4.8%
Aeropostale	66,200 a,b	2,125,682
America's Car-Mart	30,700 a,b	570,713
Big Lots	11,900 a,b	331,177
Casey's General Stores	11,200 a	337,904
Children's Place Retail Stores	30,700 a,b	1,023,845
Great Atlantic & Pacific Tea	42,400 a,b	458,768
Jo-Ann Stores	54,500 b	1,143,410
JoS. A. Bank Clothiers	50,400 a,b	1,693,440
Overstock.com	20,700 a,b	410,067
Shoe Carnival	17,400 b	285,012
Systemax	119,500 a	1,680,170
Winn-Dixie Stores	27,000 a,b	375,300
		10,435,488
Technology Services--7.9%
Albany Molecular Research	81,800 b	1,479,762
AMERIGROUP	45,000 a,b	1,135,800
ANSYS	7,500 b	284,025
Apria Healthcare Group	97,000 a,b	1,769,280
Centene	16,200 b	332,262
InfoSpace	96,000 a	1,041,600
JDA Software Group	95,900 b	1,458,639
Kendle International	14,200 a,b	634,882
Manhattan Associates	88,200 a,b	1,970,388
Molina Healthcare	21,500 a,b	666,500
Net 1 UEPS Technologies	20,500 b	457,765
PAREXEL International	23,800 b	682,108
PharMerica	22,300 b	501,527
Sohu.com	26,300 a,b	1,466,225
SPSS	54,100 b	1,588,376
VASCO Data Security International	45,300 b	469,308
Vignette	97,100 b	1,042,854
Wind River Systems	22,500 b	225,000
		17,206,301
Transportation--1.8%
Genco Shipping and Trading	11,500 a	382,260
Knightsbridge Tankers	64,200	1,699,374
Pacer International	106,900 a	1,760,643

TBS International, Cl. A	9,000 b	121,140
		3,963,417
Utilities--2.8%
CH Energy Group	13,700 a	596,909
Cleco	15,000 a	378,750
El Paso Electric	109,000 b	2,289,000
NorthWestern	10,400 a	261,352
Ormat Technologies	23,800	864,654
Piedmont Natural Gas	55,200 a	1,764,192
		6,154,857
Total Common Stocks
(cost $249,474,201)		216,530,441

Other Investment--.6%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,336,000)	1,336,000 [c]	1,336,000
Investment of Cash Collateral for
Securities Loaned--29.8%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $64,786,640)	64,786,640 [c]	64,786,640

Total Investments (cost $315,596,841)	129.9%	282,653,081
Liabilities, Less Cash and Receivables	(29.9%)	(65,037,962)
Net Assets	100.0%	217,615,119

a	All or a portion of these securities are on loan. At September 30, 2008, the total market value of the portfolio's securities on loan is $63,857,221 and the total market value of the collateral held by the portfolio is $64,786,640.

b	Non-income producing security.

c	Investment in affiliated money market mutual fund.

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $315,596,841.
Net unrealized depreciation on investments was $32,943,760 of which $11,377,678 related to appreciated investment securities and $44,321,438 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	282,653,081		0

Level 2 - Other Significant Observable Inputs	0		0

Level 3 - Significant Unobservable Inputs	0		0

Total	282,653,081		0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Growth And Income Portfolio
September 30, 2008 (Unaudited)

Common Stocks--97.2%	Shares		Value ($)

Consumer Discretionary--10.1%
Amazon.com	14,632	a	1,064,624
Apollo Group, Cl. A	26,220	a	1,554,846
Best Buy	36,011		1,350,413
GameStop, Cl. A	38,404	a	1,313,801
Gap	81,618		1,451,168
Home Depot	54,888		1,421,050
Limited Brands	65,388		1,132,520
Nordstrom	17,637	b	508,298
Omnicom Group	15,148		584,107
Walt Disney	36,711		1,126,661
			11,507,488
Consumer Staples--12.5%
Avon Products	52,421		2,179,141
CVS Caremark	25,885		871,289
Dean Foods	58,522	a,b	1,367,074
Estee Lauder, Cl. A	17,625		879,664
Kraft Foods, Cl. A	65,560		2,147,090
PepsiCo	19,218		1,369,667
Philip Morris International	18,185		874,699
Procter & Gamble	20,541		1,431,502
Wal-Mart Stores	52,308		3,132,726
			14,252,852
Energy--9.3%
Apache	5,872		612,332
Chesapeake Energy	29,633		1,062,639
Chevron	19,560		1,613,309
Exxon Mobil	28,853		2,240,724
Hess	5,768		473,437
National Oilwell Varco	18,482	a	928,351
Schlumberger	20,727		1,618,571
Transocean	7,970	a	875,425
Ultra Petroleum	20,828	a	1,152,622
			10,577,410
Exchange Traded Funds--1.5%
Standard & Poor's Depository
Receipts (Tr. Ser. 1)	14,440	b	1,674,896

Financial--6.6%
Assurant	17,913		985,215
Charles Schwab	83,688		2,175,888
Janus Capital Group	61,528		1,493,900
JPMorgan Chase & Co.	24,433		1,141,021
Unum Group	67,180		1,686,218
			7,482,242
Health Care--13.3%

Abbott Laboratories	39,285		2,262,030
Allergan	29,096		1,498,444
BioMarin Pharmaceutical	67,372	a,b	1,784,684
Covidien	31,716		1,705,052
Gilead Sciences	18,422	a	839,675
Johnson & Johnson	19,573		1,356,017
Pharmaceutical Product Development	74,215	a	3,068,790
Thermo Fisher Scientific	21,470	a	1,180,850
Wyeth	38,254		1,413,103
			15,108,645
Industrial--8.1%
Deere & Co.	14,889		737,006
Dover	47,647		1,932,086
Energy Conversion Devices	15,619	a,b	909,807
FedEx	11,612		917,812
Precision Castparts	5,036		396,736
Union Pacific	28,034		1,994,899
Waste Management	73,258		2,306,894
			9,195,240
Information Technology--19.0%
Agilent Technologies	72,097	a	2,138,397
Akamai Technologies	64,730	a,b	1,128,891
Altera	76,506		1,582,144
Apple	24,628	a	2,799,218
Autodesk	14,690	a	492,849
Broadcom, Cl. A	43,862	a	817,149
EMC	119,230	a	1,425,991
Google, Cl. A	6,491	a	2,599,775
Hewlett-Packard	44,580		2,061,379
Intel	116,956		2,190,586
KLA-Tencor	22,818		722,190
MEMC Electronic Materials	52,799	a	1,492,100
QUALCOMM	29,745		1,278,143
Research In Motion	4,268	a	291,504
Visa, Cl. A	9,583		588,300
			21,608,616
Materials--2.4%
Allegheny Technologies	7,643	b	225,851
Cleveland-Cliffs	5,769	b	305,411
Freeport-McMoRan Copper & Gold	18,215		1,035,523
Monsanto	11,545		1,142,724
			2,709,509
Software--13.3%
Activision Blizzard	85,848	a	1,324,635
Adobe Systems	35,038	a	1,382,950
Cisco Systems	133,021	a	3,000,954
Electronic Arts	53,748	a	1,988,139
Microsoft	225,775		6,025,935
Oracle	70,451	a	1,430,860
			15,153,473
Telecommunication Services--1.1%
Verizon Communications	39,208		1,258,185

Total Common Stocks
(cost $122,875,898)			110,528,556

Other Investment--2.0%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,220,000)	2,220,000	[c]	2,220,000

Investment of Cash Collateral for
Securities Loaned--5.9%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $6,663,454)	6,663,454	[c]	6,663,454

Total Investments (cost $131,759,352)	105.1%		119,412,010
Liabilities, Less Cash and Receivables	(5.1%)		(5,584,886)
Net Assets	100.0%		113,827,124

a	Non-income producing security.

b	All or a portion of these securities are on loan. At September 30, 2008, the total market value of the portfolio's securities on loan is $6,710,917 and the total market value of the collateral held by the portfolio is $6,663,454.

c	Investment in affiliated money market mutual fund.

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $131,759,352.
Net unrealized depreciation on investments was $12,347,342 of which $4,509,799 related to appreciated investment securities and $16,857,141 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),

Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments) .

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	119,412,010		0

Level 2 - Other Significant Observable Inputs	0		0

Level 3 - Significant Unobservable Inputs	0		0

Total	119,412,010		0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, International Equity Portfolio
September 30, 2008 (Unaudited)

Common Stocks--99.5%	Shares	Value ($)

Australia--3.6%
Newcrest Mining	15,000	329,215
QBE Insurance Group	45,994	994,066
Telstra	294,064	986,272
		2,309,553
Austria--.6%
Strabag	8,712	387,106
Brazil--4.4%
All America Latina Logistica (Units)	41,305	282,182
Global Village Telecom Holding	22,700 a	343,441
JBS	128,200	319,338
Petroleo Brasileiro (Preferred), ADR	29,481	1,103,179
Tele Norte Leste Participacoes, ADR	44,072	769,497
		2,817,637
Canada--1.7%
EnCana	7,886	503,578
Oncolytics Biotech	133,935 a	197,583
Suncor Energy	9,242	382,098
		1,083,259
China--.2%
Harbin Power Equipment, Cl. H	190,000	135,719
Denmark--1.1%
AP Moller - Maersk, Cl. B	83	724,971
Finland--2.0%
Elisa	25,788	508,383
Nokia	41,050	765,281
		1,273,664
France--4.0%
Alstom	6,202	467,691
AXA	27,392	897,988
GDF SUEZ	10,071	526,969
Thales	13,814	700,988
		2,593,636
Germany--8.9%
Bayer	13,680	998,540
Deutsche Boerse	11,301	1,030,276
E.ON	16,124	816,570
Fresenius Medical Care & Co.	11,361	584,941
Gerry Weber International	14,267	318,473
K+S	11,018	771,138
SAP	12,888	692,058
Symrise	29,693	508,170
		5,720,166
Hong Kong--4.0%
China Resources Land	472,000	495,552
Huabao International Holdings	655,000	502,196
Jardine Matheson Holdings	47,200	1,232,968
Sun Hung Kai Properties	36,000	369,644
		2,600,360
Indonesia--.4%
Bumi Resources	758,000	250,820
Japan--19.4%
Canon	16,600	620,626
Daiwa Securities Group	89,000	637,778

Ibiden	17,800	433,568
Japan Tobacco	311	1,170,868
KDDI	192	1,075,398
Mitsubishi	40,000	832,390
Mitsubishi UFJ Financial Group	77,600	672,686
Mizuho Financial Group	272	1,193,360
Nintendo	1,500	624,427
Nissan Motor	172,900	1,160,030
NTT Urban Development	549	665,874
Olympus	24,000	701,695
Sawai Pharmaceutical	10,600	417,976
T & D Holdings	13,150	701,239
Takeda Pharmaceutical	15,700	790,699
Yamada Denki	11,970	907,590
		12,606,204
Luxembourg--2.1%
ArcelorMittal	5,556	278,126
Millicom International Cellular	15,992	1,093,698
		1,371,824
Malaysia--1.0%
Bursa Malaysia	131,700	246,362
Telekom Malaysia	438,000	418,026
		664,388
Netherlands--3.4%
Koninklijke Philips Electronics	16,908	462,958
Unilever	60,853	1,719,145
		2,182,103
Norway--2.4%
Aker Solutions	18,614	298,330
StatoilHydro	38,543	918,831
Subsea 7	24,428 a	327,294
		1,544,455
Peru--.6%
Credicorp	6,400	398,400
Russia--1.1%
Gazprom, ADR	8,522	263,756
Sistema, GDR	24,738	415,349
		679,105
Singapore--1.3%
DBS Group Holdings	45,000	532,036
Indofood Agri Resources	508,000 a	284,395
		816,431
South Africa--.5%
Gold Fields	35,797	346,071
South Korea--.7%
LG Telecom	51,739	432,539
Sweden--1.4%
Telefonaktiebolaget LM Ericsson, Cl. B	94,910	894,742
Switzerland--13.9%
ABB	24,039 a	461,181
Actelion	11,013 a	563,081
Bank Sarasin & Cie, Cl. B	12,500	477,945
Lonza Group	3,908	486,031
Nestle	42,226	1,826,362
Nobel Biocare Holding	20,296	680,476
Novartis	21,749	1,137,590
Roche Holding	9,831	1,532,524
Syngenta	2,065	438,464
Verwalt & Privat-Bank	4,226	676,511

Zurich Financial Services	2,490	690,212
		8,970,377
Taiwan--.8%
Taiwan Semiconductor Manufacturing, ADR	53,967	505,671
Thailand--1.3%
Advanced Info Service	65,600	157,553
Bangkok Bank	150,100	460,679
Bank of Ayudhya	497,400	242,552
		860,784
United Kingdom--18.7%
Admiral Group	30,621	561,968
Anglo American	12,516	418,425
BAE Systems	113,079	829,891
BHP Billiton	37,267	842,991
British American Tobacco	30,239	988,061
Cable & Wireless	416,046	1,232,344
GlaxoSmithKline	34,576	746,989
ICAP	55,119	356,262
Prudential	41,831	385,042
Sibir Energy	65,864 a	456,357
Smith & Nephew	61,417	647,358
St. James's Place	108,321	420,627
Standard Chartered	53,614	1,302,291
Tesco	81,546	567,105
Venture Production	45,812	503,610
Vodafone Group	710,283	1,569,148
Xstrata	9,978	308,862
		12,137,331

Total Investments (cost $76,323,575)	99.5%	64,307,316
Cash and Receivables (Net)	.5%	308,631
Net Assets	100.0%	64,615,947

ADR - American Depository Receipts
GDR - Global Depository Receipts
a Non-income producing security.

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $76,323,575.
Net unrealized depreciation on investments was $12,016,259 of which $2,953,815 related to appreciated investment securities and $14,970,074 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

				Unrealized
				Appreciation/
Forward Currency	Foreign			(Depreciation)
Exchange Contracts	Currency Amount	Cost	Value ($)	at 9/30/2008 ($)

Purchases:
Japanese Yen,
expiring 10/1/2008	60,709,036	578,142	570,815	(7,327)
Japanese Yen,
expiring 3/13/2009	71,620,230	665,770	686,417	20,647
Japanese Yen,
expiring 3/13/2009	314,101,234	2,919,835	3,010,387	90,552
Japanese Yen,
expiring 3/13/2009	117,655,261	1,081,141	1,127,623	46,482
				150,354

Sales:
Australian Dollar,
expiring 10/1/2008	39,057	32,398	30,865	1,533
Australian Dollar,
expiring 10/2/2008	41,717	33,978	32,967	1,011
Australian Dollar,
expiring 3/13/2009	1,321,000	1,081,142	1,032,755	48,387
British Pound,
expiring 10/1/2008	5,860	10,569	10,418	151
British Pound,
expiring 3/13/2009	1,727,000	2,919,835	3,069,358	(149,523)
Euro,
expiring 3/13/2009	739,000	1,018,218	1,043,183	(24,965)
Euro,
expiring 3/13/2009	493,000	665,770	695,926	(30,156)
Singapore Dollar,
expiring 10/2/2008	5,791	4,055	4,030	25
South African Rand,
expiring 10/1/2008	2,748,679	335,755	331,805	3,950
South African Rand,
expiring 10/2/2008	810,103	99,059	97,791	1,268
South African Rand,
expiring 10/3/2008	804,285	97,786	97,089	697
Swiss Franc,
expiring 10/1/2008	128,736	116,451	114,514	1,937
				(145,685)

				4,669

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	4,123,762	0

Level 2 - Other Significant Observable Inputs	60,183,554	4,669

Level 3 - Significant Unobservable Inputs	0	0

Total	64,307,316	4,669

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, International Value Portfolio
September 30, 2008 (Unaudited)

Common Stocks--95.6%	Shares	Value ($)

Australia--3.3%
Amcor	236,034	1,038,362
Goodman Fielder	589,324	660,080
Insurance Australia Group	164,911	544,928
National Australia Bank	40,581	824,758
OZ Minerals	311,915	407,413
Suncorp-Metway	34,272	262,888
		3,738,429
Belgium--1.5%
Delhaize Group	20,650	1,203,354
Fortis	72,106	459,804
		1,663,158
Brazil--.7%
Petroleo Brasileiro, ADR	7,770	341,491
Tele Norte Leste Participacoes, ADR	27,080	472,817
		814,308
China--.5%
PetroChina, ADR	5,070	520,841
Finland--2.0%
Nokia	68,520	1,277,395
UPM-Kymmene	64,488	1,014,242
		2,291,637
France--9.3%
BNP Paribas	7,530	723,882
Carrefour	8,540	403,058
Credit Agricole	72,687	1,411,741
France Telecom	36,099	1,010,913
Lagardere	9,440	426,605
PPR	2,520	226,308
Sanofi-Aventis	52,470	3,448,917
Total	45,950	2,772,197
		10,423,621
Germany--8.4%
Allianz	5,890	810,064
Bayerische Motoren Werke	26,130	1,019,177
Daimler	12,184	615,777
Deutsche Post	63,280	1,334,798
Deutsche Telekom	70,660	1,084,347
E.ON	4,200	212,701
Heidelberger Druckmaschinen	2,920	46,297
MTU Aero Engines Holding	27,950	775,625
Muenchener Rueckversicherungs	9,280	1,400,980
RWE	17,067	1,640,991
Siemens	5,210	488,980
		9,429,737
Greece--1.1%
Public Power	76,920	1,194,928
Hong Kong--3.0%
BOC Hong Kong Holdings	669,500	1,192,671
China Mobile, ADR	8,380	419,670
Hutchison Whampoa	101,900	775,733
Johnson Electric Holdings	1,015,500	381,296
Yue Yuen Industrial Holdings	200,500	547,429
		3,316,799
Italy--4.5%
Banco Popolare	49,630	779,731
ENI	29,005	775,054
Finmeccanica	7,670	166,584
Mediaset	147,730	951,069
Telecom Italia	764,710	1,143,211
UniCredit	164,010	629,735
Unipol Gruppo Finanziario	271,847	586,949

		5,032,333
Japan--22.4%
Aeon	105,000	1,066,722
Canon	20,359	761,164
Central Japan Railway	98	924,919
Chiba Bank	83,000	428,564
Chiyoda	87,700	645,402
Chuo Mitsui Trust Holdings	161,700	866,003
Daiwa House Industry	90,000	857,937
Dentsu	128	256,358
JS Group	59,000	745,051
KDDI	152	851,357
Kubota	98,900	623,029
Mitsubishi Chemical Holdings	119,000	630,073
Mitsubishi Rayon	295,000	730,171
Mitsubishi UFJ Financial Group	116,000	1,005,562
Murata Manufacturing	8,800	353,098
NGK Spark Plug	75,400	734,796
Nissan Motor	85,800	575,654
Nomura Holdings	107,000	1,380,895
Ricoh	25,700	357,338
Rohm	11,700	642,151
Sekisui Chemical	48,300	287,980
Sharp	48,000	518,092
Shimamura	17,400	1,170,008
Sumitomo	69,900	651,329
Sumitomo Mitsui Financial Group	397	2,487,155
Taiheiyo Cement	230,500	337,323
Takata	38,000	523,797
Takeda Pharmaceutical	12,700	639,610
Teijin	19,600	58,924
THK	34,400	534,228
Tokyo Electron	12,500	556,868
Tokyo Gas	165,900	686,021
Toyota Motor	32,600	1,384,103
Yamaha Motor	28,100	383,100
Yamato Holdings	42,000	469,917
		25,124,699
Malaysia--.6%
Malayan Banking	357,000	715,556
Netherlands--2.8%
Aegon	71,354	637,694
Koninklijke Philips Electronics	17,780	486,835
Royal Dutch Shell, Cl. A	63,795	1,847,848
Wolters Kluwer	8,659	176,505
		3,148,882
Russia--.5%
Gazprom, ADR	18,220	563,909
Singapore--1.6%
DBS Group Holdings	151,230	1,787,997
South Africa--.4%
Nedbank Group	39,092	495,658
South Korea--3.0%
Hyundai Motor	8,983	566,732
KB Financial Group, ADR	14,280 a	652,453
Korea Electric Power, ADR	27,310	338,371
KT, ADR	30,780	516,796
Samsung Electronics	1,958	901,609
SK Telecom, ADR	23,220	437,000
		3,412,961
Spain--.9%
Banco Santander	16,620	251,586
Repsol	26,220	774,584
		1,026,170
Sweden--2.0%
Sandvik	63,500	674,021
Svenska Cellulosa, Cl. B	60,300	638,968

Telefonaktiebolaget LM Ericsson, Cl. B	95,980	904,829
		2,217,818
Switzerland--8.2%
Ciba Holding	26,966	1,157,539
Clariant	56,775 a	552,527
Nestle	53,410	2,310,093
Novartis	65,139	3,407,120
Swiss Reinsurance	13,490	753,409
UBS	56,484 a	976,457
		9,157,145
Taiwan--.8%
Compal Electronics	680,712	491,918
United Microelectronics, ADR	199,283	388,601
		880,519
United Kingdom--18.1%
Anglo American	35,401	1,183,499
BP	382,623	3,185,239
Centrica	230,020	1,287,239
Debenhams	236,143	209,381
Friends Provident	217,843	374,710
GlaxoSmithKline	113,041	2,442,169
HSBC Holdings	159,620	2,585,007
Kingfisher	263,564	624,957
Old Mutual	522,000	729,829
Punch Taverns	80,787	199,387
Royal Bank of Scotland Group	157,781	522,651
Royal Dutch Shell, Cl. A	3,870	111,791
Tesco	145,604	1,012,591
Trinity Mirror	85,390	130,506
Unilever	99,390	2,698,028
Vodafone Group	1,089,811	2,407,596
WPP Group	71,540	580,577
		20,285,157
Total Common Stocks
(cost $143,743,461)		107,242,262

Preferred Stocks--1.5%

Germany
Henkel & Co.
(cost $2,131,852)	45,350	1,665,903

Other Investment--2.4%

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $2,700,000)	2,700,000 [b]	2,700,000

Total Investments (cost $148,575,313)	99.5%	111,608,165
Cash and Receivables (Net)	.5%	513,892
Net Assets	100.0%	112,122,057

a Non-income producing security.
b Investment in affiliated money market mutual fund.

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $148,575,313.  Net unrealized depreciation on investments was $36,967,148 of which $766,564 related to appreciated investment securities and $37,733,712 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Unrealized
Appreciation/
Forward Currency	Foreign			(Depreciation)
Exchange Contracts	Currency Amount	Cost	Value ($)	at 9/30/2008 ($)

Purchases:

British Pound,
expiring 10/1/2008	31,870	57,525	56,660	(866)
British Pound,
expiring 10/2/2008	141,957	255,764	252,377	(3,387)
Euro,
expiring 10/1/2008	79,911	114,920	112,498	(2,422)
Japanese Yen,
expiring 10/1/2008	3,981,188	37,772	37,433	(339)
Japanese Yen,
expiring 10/2/2008	4,429,007	41,981	41,644	(337)
				(7,351)

Sales:
Swiss Franc,
expiring 10/1/2008	341,630	41,507	41,240	267

				(7,084)

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2008 in valuing the fund's investments carried at fair value:

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Money Market Portfolio
September 30, 2008 (Unaudited)

Negotiable Bank Certificates of Deposit--14.6%	Principal Amount ($)	Value ($

Branch Banking & Trust Co.
2.88%, 11/5/08	10,000,000	10,000,000
Fifth Third Bank
2.80%, 11/10/08	10,000,000	10,000,000
State Street Bank and Trust Co.
3.00%, 10/20/08	10,000,000	10,000,000
SunTrust Bank
3.00%, 12/16/08	10,000,000	10,000,000
Total Negotiable Bank Certificates of Deposit
(cost $40,000,000)		40,000,000
Commercial Paper--50.5%

Allied Irish Banks
3.07%, 2/6/09	10,000,000	9,892,622
Barclays U.S. Funding Corp.
2.70%, 10/6/08	5,000,000	4,998,149
Beethoven Funding Corp.
6.50%, 10/1/08	10,000,000 a	10,000,000
Calyon North America Inc.
2.75%, 10/6/08	5,000,000	4,998,118
Canadian Imperial Holdings
2.80%, 10/9/08	10,000,000	9,993,864
Cancara Asset Securitisation Ltd.
6.00%, 10/1/08	10,000,000 a	10,000,000
Citigroup Funding Inc.
3.15%, 3/9/09	10,000,000	9,862,863
Commerzbank U.S. Finance Inc.
2.90%, 12/4/08	6,000,000	5,969,493
Gemini Securitization Corp., LLC
6.00%, 10/1/08	10,000,000 a	10,000,000
Greenwich Capital Holdings Inc.
2.71%, 10/7/08	10,000,000	9,995,550
Mont Blanc Capital Corp.
7.00%, 10/1/08	10,000,000 a	10,000,000
Natixis
2.90%, 12/3/08	8,000,000	7,960,030
Societe Generale N.A. Inc.
3.00%, 12/10/08	10,000,000	9,942,444
Three Pillars Funding LLC
6.50%, 10/1/08	10,000,000 a	10,000,000
UBS Finance Delaware LLC
2.80%, 10/8/08	5,000,000	4,997,317
Unicredit Delaware Inc.
3.07%, 3/16/09	10,000,000	9,860,745
Total Commercial Paper
(cost $138,471,195)		138,471,195
Corporate Notes--6.9%

General Electric Capital Corp.
3.22%, 10/25/08	5,000,000 b	5,000,000
Wachovia Bank, N.A.
3.25%, 12/24/08	10,000,000 b	9,980,903
Wells Fargo & Co.
2.55%, 10/3/08	4,000,000 b	4,000,000
Total Corporate Notes
(cost $18,980,903)		18,980,903
U.S. Government Agency--17.1%

Federal Home Loan Bank System
0.10%, 10/1/08
(cost $47,000,000)	47,000,000	47,000,000
Repurchase Agreement--10.9%

Barclays Financial LLC
1.80%, dated 9/30/08, due 10/1/08 in the amount of
$30,001,500 (fully collateralized by $29,320,000
Federal Home Loan Bank System, 5%, due 11/17/17,
value $30,603,695)
(cost $30,000,000)	30,000,000	30,000,000
Total Investments (cost $274,452,098)	100.0%	274,452,098
Liabilities, Less Cash and Receivables	(.0%)	(62,037)
Net Assets	100.0%	274,390,061

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, these securities amounted to $50,000,000 or 18.2% of net assets.
b	Variable rate security--interest rate subject to periodic change.

At September 30, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of August 31, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)

Level 1 - Quoted Prices	0

Level 2 - Other Significant Observable Inputs	0

Level 3 - Significant Unobservable Inputs	0

Total	0

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Quality Bond Portfolio
September 30, 2008 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--135.0%	Rate (%)	Date	Amount ($)	Value ($)

Aerospace & Defense--.1%
Raytheon,
Sr. Unscd. Notes	5.50	11/15/12	210,000	214,241
Asset-Backed Ctfs./Auto Receivables--4.0%
Americredit Automobile Receivables
Trust, Ser. 2008-AF, Cl. A2A	4.47	1/12/12	435,000	421,738
AmeriCredit Automobile Receivables
Trust, Ser. 2005-DA, Cl. A3	4.87	12/6/10	285,889	282,484
AmeriCredit Automobile Receivables
Trust, Ser. 2006-BG, Cl. A3	5.21	10/6/11	665,938	652,354
Americredit Prime Automobile
Receivables Trust,
Ser. 2007-1, Cl. E	6.96	3/8/16	264,854 a	166,858
Capital One Auto Finance Trust,
Ser. 2007-A, Cl. A3B	2.49	8/15/11	459,189 b	449,494
Capital One Auto Finance Trust,
Ser. 2006-C, Cl. A3A	5.07	7/15/11	449,094	437,674
Capital One Auto Finance Trust,
Ser. 2007-C, Cl. A3A	5.13	4/16/12	895,000	850,080
Capital One Auto Finance Trust,
Ser. 2007-C, Cl. A2A	5.29	5/17/10	68,460	68,304
Capital One Auto Finance Trust,
Ser. 2006-A, Cl. A3	5.33	11/15/10	77,111	76,753
Ford Credit Auto Owner Trust,
Ser. 2005-B, Cl. B	4.64	4/15/10	650,000	643,568
Ford Credit Auto Owner Trust,
Ser. 2005-C, Cl. C	4.72	2/15/11	240,000	234,577
Ford Credit Auto Owner Trust,
Ser. 2006-C, Cl. C	5.47	9/15/12	215,000	170,578
Ford Credit Auto Owner Trust,
Ser. 2007-A, Cl. D	7.05	12/15/13	250,000 a	180,118
Honda Auto Receivables Owner
Trust, Ser. 2008-1, Cl. A2	3.77	9/20/10	175,000	173,056
Hyundai Auto Receivables Trust,
Ser. 2007-A, Cl. A3A	5.04	1/17/12	300,000	300,001
Triad Auto Receivables Owner
Trust, Ser. 2006-A, Cl. A3	4.77	1/12/11	277,952	275,130
Wachovia Auto Loan Owner Trust,
Ser. 2007-1, Cl. D	5.65	2/20/13	610,000	340,880
WFS Financial Owner Trust,
Ser. 2005-2, Cl. B	4.57	11/19/12	325,000	324,094
				6,047,741
Asset-Backed Ctfs./Credit Cards--1.4%
American Express Credit Account
Master Trust, Ser. 2007-6,
Cl. C	2.88	1/15/13	1,400,000 a,b	1,272,241
Citibank Credit Card Issuance
Trust, Ser. 2006-C4, Cl. C4	2.71	1/9/12	885,000 b	829,778
				2,102,019
Asset-Backed Ctfs./Home Equity Loans--2.9%
Ameriquest Mortgage Securities,
Ser. 2003-11, Cl. AF6	5.14	1/25/34	505,073 b	439,220
Citicorp Residential Mortgage
Securities, Ser. 2006-2, Cl. A2	5.56	9/25/36	950,000 b	939,847
Citicorp Residential Mortgage
Securities, Ser. 2007-2,
Cl. A1A	5.98	6/25/37	583,864 b	576,899
Citicorp Residential Mortgage
Securities, Ser. 2007-2, Cl. M8	7.00	6/25/37	100,000 b	24,819
Citicorp Residential Mortgage
Securities, Ser. 2007-2, Cl. M9	7.00	6/25/37	350,000 b	47,692

CS First Boston Mortgage
Securities, Ser. 2005-C4,
Cl. AAB		5.07	8/15/38	390,000 b	367,435
GSAA Home Equity Trust,
Ser. 2006-7, Cl. AV1		3.29	3/25/46	160,092 b	156,480
JP Morgan Mortgage Acquisition,
Ser. 2007-HE1, Cl. AF1		3.31	4/25/37	637,529 b	583,341
Ownit Mortgage Loan Asset Backed
Certificates, Ser. 2006-1,
Cl. AF1		5.42	12/25/36	61,338 b	60,760
Ownit Mortgage Loan Asset-Backed
Certificates, Ser. 2005-5,
Cl. A2B		3.50	10/25/36	497,776 b	452,284
Residential Asset Securities,
Ser. 2005-EMX4, Cl. A2		3.47	11/25/35	520,745 b	491,601
Residential Asset Securities,
Ser. 2003-KS7, Cl. MI3		5.75	9/25/33	123,390 b	57,187
Sovereign Commercial Mortgage
Securities Trust,
Ser. 2007-C1, Cl. D		5.84	7/22/30	270,000 a,b	102,426
					4,299,991
Asset-Backed Ctfs./Manufactured Housing--.1%
Green Tree Financial,
Ser. 1994-7, Cl. M1		9.25	3/15/20	166,785	168,061
Banks--7.0%
Bank of America,
Jr. Sub. Bonds		8.00	12/29/49	870,000 b	689,964
Barclays Bank,
Jr. Sub. Bonds		5.93	9/29/49	460,000 a,b	320,364
Barclays Bank,
Sub. Bonds		7.70	4/29/49	430,000 a,b	378,953
Chevy Chase Bank,
Sub. Notes		6.88	12/1/13	260,000	209,300
Chuo Mitsui Trust & Banking,
Jr. Sub. Notes		5.51	12/29/49	245,000 a,b	182,932
Colonial Bank,
Sub. Notes		6.38	12/1/15	500,000	373,127
European Investment Bank,
Sr. Unscd. Notes	NZD	7.00	1/18/12	2,400,000 c	1,628,360
First Union,
Sub. Notes		6.38	1/15/09	405,000	389,497
Glitnir Banki,
Sub. Notes		6.69	6/15/16	270,000 a,b	143,008
M&T Bank,
Sr. Unscd. Bonds		5.38	5/24/12	190,000	178,400
Manufacturers & Traders Trust,
Sub. Notes		5.59	12/28/20	275,000 b	211,217
Marshall & Ilsley Bank,
Sub. Notes, Ser. BN		3.08	12/4/12	1,750,000 b	1,403,908
NB Capital Trust IV,
Bank Gtd. Cap. Secs.		8.25	4/15/27	620,000	596,784
Royal Bank of Scotland Group,
Jr. Sub. Bonds		6.99	10/29/49	550,000 a,b	410,512
Shinsei Finance II,
Unscd. Bonds		7.16	7/29/49	100,000 a,b	51,313
Sovereign Bancorp,
Sr. Unscd. Notes		3.44	3/23/10	370,000 b	262,701
Sovereign Bancorp,
Sr. Unscd. Notes		4.80	9/1/10	525,000 b	414,634
Sumitomo Mitsui Banking,
Sub. Notes	EUR	4.38	7/29/49	210,000 b,c	202,896
Sumitomo Mitsui Banking,
Sub. Notes		5.63	7/29/49	255,000 a,b	203,993
SunTrust Preferred Capital I,
Bank Gtd. Notes		5.85	12/31/49	435,000 b	239,401
Wells Fargo & Co.,
Sub. Notes		6.38	8/1/11	290,000	295,659

Wells Fargo Bank,
Jr. Sub. Notes, Ser. AI	7.55	6/21/10	755,000	781,273
Wells Fargo Capital XIII,
Bank Gtd. Notes	7.70	12/29/49	1,140,000 b	994,992
				10,563,188
Building & Construction--.4%
Home Depot,
Sr. Unscd. Notes	5.88	12/16/36	550,000	387,714
Masco,
Sr. Unscd. Notes	3.12	3/12/10	240,000 b	224,951
				612,665
Chemicals--.6%
ICI Wilmington,
Gtd. Notes	4.38	12/1/08	425,000	424,251
Lubrizol,
Gtd. Notes	4.63	10/1/09	445,000	442,988
				867,239
Commercial & Professional Services--.9%
Donnelley (R.R.) and Sons,
Sr. Unscd. Notes	5.63	1/15/12	430,000	415,199
ERAC USA Finance,
Notes	3.05	4/30/09	110,000 a,b	109,801
ERAC USA Finance,
Bonds	5.60	5/1/15	310,000 a	256,071
ERAC USA Finance,
Gtd. Notes	6.38	10/15/17	500,000 a	398,049
ERAC USA Finance,
Notes	7.95	12/15/09	210,000 a	211,968
				1,391,088
Commercial Mortgage Pass-Through Ctfs.--7.9%
Banc of America Commercial
Mortgage, Ser. 2002-2, Cl. A3	5.12	7/11/43	190,000	182,925
Bayview Commercial Asset Trust,
Ser. 2006-SP1, Cl. A1	3.48	4/25/36	63,980 a,b	56,142
Bayview Commercial Asset Trust,
Ser. 2004-1, Cl. A	3.57	4/25/34	131,045 a,b	118,327
Bayview Commercial Asset Trust,
Ser. 2003-2, Cl. A	3.79	12/25/33	131,935 a,b	111,370
Bayview Commercial Asset Trust,
Ser. 2006-2A, Cl. B2	4.68	7/25/36	356,951 a,b	183,830
Bayview Commercial Asset Trust,
Ser. 2006-1A, Cl. B2	4.91	4/25/36	86,385 a,b	42,381
Bayview Commercial Asset Trust,
Ser. 2005-3A, Cl. B3	6.21	11/25/35	89,641 a,b	45,744
Bayview Commercial Asset Trust,
Ser. 2005-4A, Cl. B3	6.71	1/25/36	66,039 a,b	27,736
Bear Stearns Commercial Mortgage
Securities, Ser. 2005-PWR8,
Cl. A2	4.48	6/11/41	410,000	398,893
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW12,
Cl. AAB	5.69	9/11/38	430,000 b	400,445
Credit Suisse/Morgan Stanley
Commercial Mortgage
Certificates, Ser. 2006-HC1A,
Cl. A1	2.68	5/15/23	419,165 a,b	384,756
Crown Castle Towers,
Ser. 2006-1A, Cl. AFX	5.24	11/15/36	950,000 a	925,946
Crown Castle Towers,
Ser. 2006-1A, Cl. B	5.36	11/15/36	190,000 a	176,827
Crown Castle Towers,
Ser. 2006-1A, Cl. C	5.47	11/15/36	505,000 a	458,505
Crown Castle Towers,
Ser. 2005-1A, Cl. D	5.61	6/15/35	240,000 a	225,528
Crown Castle Towers,
Ser. 2006-1A, Cl. D	5.77	11/15/36	350,000 a	311,938
CS First Boston Mortgage

Securities, Ser. 2001-CKN5,
Cl. A4	5.44	9/15/34	601,473	588,776
Global Signal Trust,
Ser. 2006-1, Cl. C	5.71	2/15/36	350,000 a	325,335
Global Signal Trust,
Ser. 2006-1, Cl. D	6.05	2/15/36	340,000 a	311,732
Global Signal Trust,
Ser. 2006-1, Cl. E	6.50	2/15/36	170,000 a	152,376
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. B	2.74	3/6/20	1,065,000 a,b	954,769
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. E	2.93	3/6/20	395,000 a,b	353,054
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. K	3.54	3/6/20	225,000 a,b	188,888
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2004-C1, Cl. A2	4.30	1/15/38	340,000	323,759
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2005-LDP5, Cl. A2	5.20	12/15/44	725,000	708,498
LB-UBS Commercial Mortgage Trust,
Ser. 2001-C3, Cl. A2	6.37	12/15/28	610,000	611,635
Merrill Lynch Mortgage Trust,
Ser. 2005-CKI1, Cl. A2	5.22	11/12/37	165,000 b	161,862
Merrill Lynch Mortgage Trust,
Ser. 2002-MW1, Cl. A3	5.40	7/12/34	590,000	584,354
Morgan Stanley Capital I,
Ser. 2005-HQ5, Cl. A2	4.81	1/14/42	471,041	463,221
Morgan Stanley Capital I,
Ser. 2006-T21, Cl. A2	5.09	10/12/52	500,000	483,512
SBA CMBS Trust,
Ser. 2006-1A, Cl. D	5.85	11/15/36	135,000 a	118,145
TIAA Seasoned Commercial Mortgage
Trust, Ser. 2007-C4, Cl. A3	6.09	8/15/39	325,000 b	299,379
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C16, Cl. A2	4.38	10/15/41	363,733	356,724
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C19, Cl. A5	4.66	5/15/44	300,000	279,186
WAMU Commercial Mortgage
Securities Trust,
Ser. 2003-C1A, Cl. A	3.83	1/25/35	613,928 a	592,013
				11,908,511
Diversified Financial Services--9.8%
American Express Credit,
Sr. Unscd. Notes	2.55	11/9/09	315,000 b	297,919
Ameriprise Financial,
Jr. Sub. Notes	7.52	6/1/66	233,000 b	177,419
Amvescap,
Gtd. Notes	5.38	2/27/13	250,000	230,019
Boeing Capital,
Sr. Unscd. Notes	7.38	9/27/10	490,000	525,639
Capmark Financial Group,
Gtd. Notes	5.88	5/10/12	550,000	274,360
Citigroup,
Sr. Unscd. Notes	5.50	4/11/13	2,370,000	2,070,674
Citigroup,
Sr. Sub. Bonds	6.00	10/31/33	15,000	10,100
Citigroup,
Sr. Unscd. Notes	6.13	5/15/18	215,000	178,326
Countrywide Home Loans,
Gtd. Notes	4.13	9/15/09	210,000	193,179
Credit Suisse First Boston USA,
Gtd. Notes	4.13	1/15/10	475,000	460,567
Credit Suisse Guernsey,

Jr. Sub. Notes	5.86	5/29/49	481,000 b	364,720
Credit Suisse USA,
Gtd. Notes	5.50	8/16/11	730,000	719,983
Ford Motor Credit,
Sr. Unscd. Notes	7.38	10/28/09	965,000	776,004
General Electric Capital,
Sr. Unscd. Notes	2.89	10/21/10	945,000 b,d	930,257
General Electric Capital,
Sr. Unscd. Notes	5.63	5/1/18	335,000	283,667
Goldman Sachs Capital II,
Gtd. Bonds	5.79	12/29/49	315,000 b	138,477
Goldman Sachs Group,
Sub. Notes	5.63	1/15/17	195,000	138,618
Goldman Sachs Group,
Sub. Notes	6.75	10/1/37	350,000	234,220
HSBC Finance Capital Trust IX,
Gtd. Notes	5.91	11/30/35	625,000 b	470,090
Janus Capital Group,
Sr. Unscd. Notes	6.25	6/15/12	350,000	331,030
Jefferies Group,
Sr. Unscd. Debs.	6.25	1/15/36	440,000	273,392
John Deere Capital,
Sr. Unscd. Notes	2.85	9/1/09	310,000 b	308,873
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.40	5/15/38	445,000	385,892
MBNA,
Sr. Unscd. Notes	6.13	3/1/13	750,000	709,506
Merrill Lynch & Co.,
Sub. Notes	5.70	5/2/17	740,000	606,673
Merrill Lynch & Co.,
Sr. Unscd. Notes	6.05	8/15/12	570,000	534,900
Merrill Lynch & Co.,
Notes	6.88	4/25/18	500,000	443,116
Morgan Stanley,
Sub. Notes	4.75	4/1/14	705,000	374,111
MUFG Capital Finance 1,
Bank Gtd. Bonds	6.35	7/29/49	250,000 b	189,365
NYSE Euronext,
Sr. Unscd. Notes	4.80	6/28/13	320,000	304,963
Pearson Dollar Finance Two,
Gtd. Notes	6.25	5/6/18	430,000 a,d	413,500
SLM,
Sr. Unscd. Notes, Ser. A	4.00	1/15/09	930,000	762,645
UBS AG Stamford CT,
Notes	5.75	4/25/18	445,000	387,720
Windsor Financing,
Scd. Notes	5.88	7/15/17	102,162 a	102,539
				14,602,463
Electric Utilities--5.3%
Cleveland Electric Illumination,
Sr. Unscd. Notes	5.70	4/1/17	500,000	448,549
Consolidated Edison of NY,
Sr. Unscd. Debs., Ser. 06-D	5.30	12/1/16	400,000	369,932
Consolidated Edison of NY,
Sr. Unscd. Debs., Ser. 08-A	5.85	4/1/18	230,000	218,748
Consumers Energy,
First Mortgage Bonds, Ser. O	5.00	2/15/12	655,000	630,418
Dominion Resources,
Sr. Unscd. Notes	6.40	6/15/18	620,000	594,041
Enel Finance International,
Gtd. Notes	5.70	1/15/13	185,000 a	187,074
Enel Finance International,
Gtd. Bonds	6.25	9/15/17	645,000 a	642,791
Energy Future Holdings,
Gtd. Notes	10.88	11/1/17	850,000 a	771,375
FirstEnergy,
Sr. Unscd. Notes, Ser. B	6.45	11/15/11	245,000	246,340

FPL Group Capital,
Gtd. Debs.		5.63	9/1/11	950,000	971,242
National Grid,
Sr. Unscd. Notes		6.30	8/1/16	605,000	577,983
Nevada Power,
Mortgage Notes		6.50	8/1/18	305,000	289,073
Nevada Power,
Mortgage Notes, Ser. R		6.75	7/1/37	265,000 d	238,766
NiSource Finance,
Gtd. Notes		3.38	11/23/09	260,000 b	253,431
NiSource Finance,
Gtd. Notes		5.25	9/15/17	375,000	310,941
Ohio Power,
Sr. Unscd. Notes		2.97	4/5/10	390,000 b	382,718
Pacific Gas & Electric,
Sr. Unscd. Notes		6.35	2/15/38	260,000	236,847
Sierra Pacific Power,
Mortgage Notes, Ser. P		6.75	7/1/37	130,000	117,130
Southern,
Sr. Unscd. Notes, Ser. A		5.30	1/15/12	290,000	291,267
Sprint Capital,
Gtd. Notes		6.88	11/15/28	350,000	235,015
					8,013,681
Environmental Control--.4%
Republic Services,
Sr. Unscd. Notes		6.75	8/15/11	365,000	377,390
USA Waste Services,
Sr. Unscd. Notes		7.00	7/15/28	210,000	191,694
					569,084
Food & Beverages--1.2%
H.J. Heinz,
Sr. Unscd. Secs.		6.43	12/1/20	225,000 a	225,403
Kraft Foods,
Sr. Unscd. Notes		6.00	2/11/13	100,000	99,481
Kraft Foods,
Sr. Unscd. Notes		6.13	2/1/18	755,000	708,491
Kroger,
Gtd. Notes		6.15	1/15/20	410,000	376,626
Safeway,
Sr. Unscd. Notes		6.35	8/15/17	410,000	398,021
					1,808,022
Foreign/Governmental--1.6%
Export-Import Bank of Korea,
Unsub. Notes		4.50	8/12/09	575,000	571,492
Federal Republic of Brazil,
Unsub. Bonds	BRL	12.50	1/5/16	500,000 c	268,012
Mexican Bonos,
Bonds, Ser. M	MXN	9.00	12/22/11	8,100,000 c	762,532
Republic of Argentina,
Sr. Unscd. Bonds		3.13	8/3/12	2,040,000 b	740,010
					2,342,046
Health Care--.9%
Ace INA Holdings,
Gtd. Notes		5.80	3/15/18	255,000	232,738
Community Health Systems,
Gtd. Notes		8.88	7/15/15	205,000	195,775
Coventry Health Care,
Sr. Unscd. Notes		5.95	3/15/17	225,000	187,846
Medco Health Solutions,
Sr. Unscd. Notes		7.25	8/15/13	155,000	164,497
Wellpoint,
Sr. Unscd. Notes		5.88	6/15/17	255,000	236,432
Wyeth,
Sr. Unscd. Notes		6.95	3/15/11	325,000 b	343,109
					1,360,397
Machinery--.1%
Atlas Copco,

Sr. Unscd. Bonds	5.60	5/22/17	185,000 a	180,053
Media--2.3%
British Sky Broadcasting,
Gtd. Notes	6.88	2/23/09	510,000	509,929
BSKYB Finance UK,
Gtd. Notes	6.50	10/15/35	300,000 a	269,485
Comcast,
Gtd. Notes	5.50	3/15/11	530,000	520,714
Comcast,
Gtd. Notes	6.30	11/15/17	425,000	391,445
Cox Communications,
Notes	6.25	6/1/18	405,000 a	377,033
News America Holdings,
Gtd. Debs.	7.70	10/30/25	425,000	422,533
News America,
Gtd. Notes	6.15	3/1/37	460,000	376,166
Reed Elsevier Capital,
Gtd. Notes	4.63	6/15/12	670,000	656,310
				3,523,615
Metals--.1%
Alcoa,
Sr. Unscd. Notes	6.00	7/15/13	210,000	206,265
Mining--.5%
Rio Tinto Finance USA,
Gtd. Notes	5.88	7/15/13	815,000	799,776
Municipal Obligations--.3%
Clark County School District,
GO, Ser. F (Insured; FSA)	5.50	6/15/17	110,000 e	118,745
Clark County School District,
GO, Ser. F (Insured; FSA)	5.50	6/15/18	75,000 e	80,963
Clark County,
GO (Bond Bank) (Insured; MBIA)	5.25	6/1/20	105,000 e	113,319
Cypress-Fairbanks Independent
School District, GO, Ser. A
(Schoolhouse) (Insured;
PSF-GTD)	5.25	2/15/22	95,000 e	98,525
Williamson County,
GO, Ser. A (Insured; FSA)	6.00	8/15/14	75,000 e	79,628
				491,180
Oil & Gas--.4%
Chesapeake Energy,
Gtd. Notes	7.50	6/15/14	90,000	86,625
Hess,
Sr. Unscd. Notes	6.65	8/15/11	470,000	470,295
				556,920
Packaging & Containers--.3%
Ball,
Gtd. Notes	6.88	12/15/12	120,000	120,450
Crown Americas,
Gtd. Notes	7.63	11/15/13	325,000	321,750
				442,200
Property & Casualty Insurance--2.6%
Allstate,
Jr. Sub. Debs.	6.50	5/15/67	170,000 b	106,898
Jackson National Life Global,
Notes	5.38	5/8/13	270,000 a	257,488
Leucadia National,
Sr. Unscd. Notes	7.13	3/15/17	305,000	279,075
Lincoln National,
Sr. Unscd. Notes	2.90	3/12/10	425,000 b	413,083
Lincoln National,
Jr. Sub. Bonds	6.05	4/20/67	1,050,000 b	694,030
MetLife,
Sr. Unscd. Notes	5.00	6/15/15	1,050,000	959,144
Metropolitan Life Global Funding
I, Sr. Scd. Notes	5.13	4/10/13	190,000 a	184,764
Nippon Life Insurance,

Notes	4.88	8/9/10	475,000 a	468,759
Pacific Life Global Funding,
Notes	5.15	4/15/13	450,000 a	449,941
Willis North America,
Gtd. Notes	6.20	3/28/17	155,000	134,979
				3,948,161
Real Estate Investment Trusts--3.6%
Arden Realty,
Sr. Unscd. Notes	5.25	3/1/15	350,000	306,277
Avalonbay Communities,
Sr. Unscd. Notes	6.63	9/15/11	245,000	245,610
Boston Properties,
Sr. Unscd. Notes	5.00	6/1/15	470,000	418,858
Duke Realty,
Sr. Notes	5.88	8/15/12	450,000	438,955
Federal Realty Investment Trust,
Sr. Unscd. Bonds	5.65	6/1/16	325,000	286,717
Federal Realty Investment Trust,
Notes	6.00	7/15/12	100,000	95,673
Healthcare Realty Trust,
Sr. Unscd. Notes	5.13	4/1/14	475,000	411,982
HRPT Properties Trust,
Sr. Unscd. Notes	3.42	3/16/11	238,000 b	216,287
Liberty Property,
Sr. Unscd. Notes	5.50	12/15/16	185,000	154,161
Mack-Cali Realty,
Sr. Unscd. Notes	5.05	4/15/10	225,000	224,697
Mack-Cali Realty,
Notes	5.25	1/15/12	400,000	394,432
Mack-Cali Realty,
Sr. Unscd. Notes	5.80	1/15/16	400,000 d	372,879
National Retail Properties,
Sr. Unscd. Notes	6.15	12/15/15	210,000	180,558
Prologis,
Sr. Unscd. Notes	6.63	5/15/18	435,000	374,238
Regency Centers,
Gtd. Notes	5.25	8/1/15	145,000	130,957
Regency Centers,
Gtd. Notes	5.88	6/15/17	120,000	106,329
Simon Property Group,
Sr. Unscd. Notes	5.00	3/1/12	550,000	523,180
Simon Property Group,
Sr. Unscd. Notes	5.75	5/1/12	150,000	145,860
WEA Finance,
Sr. Notes	7.13	4/15/18	435,000 a	391,716
				5,419,366
Residential Mortgage Pass-Through Ctfs.--2.7%
ChaseFlex Trust,
Ser. 2006-2, Cl. A1A	5.59	9/25/36	84,047 b	83,431
Citigroup Mortgage Loan Trust,
Ser. 2005-WF2, Cl. AF7	5.25	8/25/35	950,000 b	762,439
CSAB Mortgage Backed Trust,
Ser. 2006-3, Cl. A1A	6.00	11/25/36	747,840 b	670,494
First Horizon Alternative Mortgage
Securities, Ser. 2004-FA1,
Cl. 1A1	6.25	10/25/34	1,659,286	1,432,040
Impac Secured Assets CMN Owner
Trust, Ser. 2006-1, Cl. 2A1	3.56	5/25/36	250,269 b	216,170
IndyMac Index Mortgage Loan Trust,
Ser. 2006-AR9, Cl. B2	5.97	6/25/36	69,797 b	4,984
Nomura Asset Acceptance,
Ser. 2005-WF1, Cl. 2A5	5.16	3/25/35	464,909 b	319,398
WaMu Pass-Through Certificates,
Ser. 2005-AR4, Cl. A4B	4.67	4/25/35	575,000 b	572,573
				4,061,529
Retail--1.2%
CVS Caremark,

Sr. Unscd. Notes	3.11	6/1/10	250,000 b	239,516
CVS Caremark,
Sr. Unscd. Notes	5.75	8/15/11	155,000	157,391
Delhaize Group,
Sr. Unscd. Notes	6.50	6/15/17	390,000	369,990
Lowe's Companies,
Sr. Unscd. Notes	5.60	9/15/12	110,000	112,291
Macys Retail Holdings,
Gtd. Notes	5.35	3/15/12	90,000	82,944
Macys Retail Holdings,
Gtd. Notes	5.90	12/1/16	95,000	78,433
Walgreen,
Sr. Unscd. Notes	4.88	8/1/13	320,000	320,242
Wal-Mart Stores,
Sr. Unscd. Notes	6.50	8/15/37	415,000	390,599
				1,751,406
State/Territory General Obligations--2.1%
Delaware Housing Authority,
SFMR D-2, Revenue Bonds	5.80	7/1/16	340,000	343,284
Erie Tobacco Asset
Securitization/NY, Tobacco
Settlement Asset-Backed Bonds	6.00	6/1/28	400,000	348,292
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	7.31	6/1/34	1,390,000	1,198,806
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds	6.50	6/1/23	670,000	574,827
Tobacco Settlement Finance
Authority of West Virginia,
Tobacco Settlement
Asset-Backed Bonds	7.47	6/1/47	725,000	622,449
Wisconsin,
GO, Ser. G (Insured; MBIA)	5.00	5/1/15	130,000 e	138,745
				3,226,403
Telecommunications--2.5%
AT & T,
Sr. Unscd. Notes	5.60	5/15/18	765,000	685,937
AT & T,
Gtd. Notes	7.30	11/15/11	440,000 b	457,252
Koninklijke,
Sr. Unsub. Notes	8.00	10/1/10	115,000	120,561
Qwest,
Sr. Unscd. Notes	8.88	3/15/12	30,000 b	29,550
Sprint Capital,
Gtd. Notes	8.38	3/15/12	740,000	666,478
Telefonica Emisiones,
Gtd. Notes	3.50	6/19/09	250,000 b	248,575
Telefonica Emisiones,
Gtd. Notes	5.98	6/20/11	375,000	371,119
Time Warner Cable,
Gtd. Notes	5.85	5/1/17	440,000	388,285
Time Warner,
Gtd. Notes	5.88	11/15/16	900,000	792,216
				3,759,973
Textiles & Apparel--.3%
Mohawk Industries,
Sr. Unscd. Notes	5.75	1/15/11	400,000	382,900
U.S. Government Agencies/Mortgage-Backed--63.1%
Federal Home Loan Mortgage Corp.:
5.00%			420,000 f,g	416,391
5.50%			14,805,000 f,g	14,728,665
3.50%, 9/1/10			137,242 g	135,827
6.00%, 11/1/37			4,765,666 g	4,829,547
Multiclass Mortgage
Participation Ctfs.,
Ser. 2586, Cl. WE, 4.00%,

12/15/32	578,229 g,h	550,672
Multiclass Mortgage
Participation Ctfs.
(Interest Only), Ser. 2764,
Cl. IT, 5.00%, 6/15/27	7,390,400 g,h	576,250
Federal National Mortgage Association:
5.00%	27,665,000 f,g	26,978,470
5.50%	12,955,000 f,g	12,920,592
6.00%	4,195,000 f,g	4,249,405
4.00%, 5/1/10	629,140 g	627,380
5.00%, 11/1/20 - 11/1/21	4,142,685 g	4,133,167
5.50%, 9/1/34 - 6/1/38	3,455,948 g	3,449,920
6.00%, 9/1/22 - 11/1/37	8,702,548 g	8,844,802
7.00%, 6/1/29 - 9/1/29	92,828 g	97,648
Government National Mortgage Association I:
5.50%, 4/15/33 - 3/15/34	2,422,972	2,432,322
Ser. 2004-23, Cl. B, 2.95%,
3/16/19	1,171,105	1,153,468
Ser. 2007-46, Cl. A, 3.14%,
11/16/29	393,771	389,697
Ser. 2005-90, Cl. A, 3.76%,
9/16/28	643,391	635,831
Ser. 2006-67, Cl. A, 3.95%,
10/6/11	936,983	928,010
Ser. 2005-29, Cl. A, 4.02%,
7/16/27	440,022	435,828
Ser. 2006-6, Cl. A, 4.05%,
10/16/23	82,503	82,067
Ser. 2007-52, Cl. A, 4.05%,
10/16/25	559,657	556,204
Ser. 2006-66, Cl. A, 4.09%,
1/16/30	902,578	896,177
Ser. 2006-3, Cl. A, 4.21%,
1/16/28	844,463	840,351
Ser. 2006-5, Cl. A, 4.24%,
7/16/29	624,624	621,572
Ser. 2006-55, Cl. A, 4.25%,
7/16/29	805,294	801,257
Ser. 2005-32, Cl. B, 4.39%,
8/16/30	628,710	627,059
Ser. 2005-87, Cl. A, 4.45%,
3/16/25	522,398	521,599
Ser. 2004-39, Cl. LC,
5.50%, 12/20/29	1,000,000	1,013,270
Government National Mortgage Association II
7.00%, 9/20/28 - 7/20/29	15,385	16,122
		94,489,570
U.S. Government Securities--8.4%
U.S. Treasury Bonds:
4.50%, 2/15/36	49,000 d	50,309
5.00%, 5/15/37	3,748,000 d	4,170,531
6.25%, 8/15/23	1,805,000 d	2,167,834
U.S. Treasury Notes:
3.50%, 5/31/13	790,000 d	809,627
4.75%, 8/15/17	2,900,000 d	3,109,571
4.88%, 4/30/11	2,119,000 d	2,268,324
		12,576,196
Total Bonds and Notes
(cost $214,528,252)		202,685,950
	Face Amount
	Covered by
Options--.0%	Contracts ($)	Value ($)

Call Options
3-Month Floor USD Libor-BBA
Interest Rate, January 2009
@2.5
(cost $23,578)	9,250,000 [i]	0

	Principal
Short-Term Investments--6.9%	Amount ($)	Value ($)

U.S. Government Agencies--6.6%
Federal Home Loan Bank, Discount
Notes, 0.75%, 10/14/08	5,965,000 g	5,963,384
Federal National Mortgage
Association, Discount Notes 2.14%, 11/6/08	2,500,000 g	2,494,650
Federal National Mortgage
Association, Discount Notes 2.33%, 10/14/08	1,440,000 g	1,438,788
		9,896,822
U.S. Treasury Bills--.3%
0.27%, 1/2/09	395,000 j	394,102
Total Short-Term Investments
(cost $10,291,543)		10,290,924

Other Investment--.6%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $898,000)	898,000 [k]	898,000
Investment of Cash Collateral for
Securities Loaned--9.4%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $14,091,360)	14,091,360 [k]	14,091,360
Total Investments (cost $239,832,733)	151.9%	227,966,234
Liabilities, Less Cash and Receivables	(51.9%)	(77,884,674)
Net Assets	100.0%	150,081,560

FSA--Financial Security Assurance GO--General Obligation

LIBOR-BBA--London Interbank Offered Rate British Bankers' Association
MBIA--Municipal Bond Investors Assurance Insurance Corporation
PSF-GTD--Permanent School Fund Guaranteed
SFMR--Single Family Mortgage Revenue

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, these securities amounted to $15,375,871 or 10.2% of net assets.

b	Variable rate security--interest rate subject to periodic change.

c	Principal amount stated in U.S. Dollars unless otherwise noted. BRL--Brazilian Real EUR--Euro MXN--Mexican Peso NZD--New Zealand Dollar

d	All or a portion of these securities are on loan. At September 30, 2008, the total market value of the fund's securities on loan is $13,318,551 and the total market value of the collateral held by the fund is $14,091,360.

e	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

f	Purchased on a forward commitment basis.

g	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator.

h	Notional face amount shown.

i	Non-income producing security.

j	All or partially held by a broker as collateral for open financial futures positions.

k	Investment in affiliated money market mutual fund.

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $239,832,733.
Net unrealized depreciation on investments was $11,870,802 of which $817,387 related to appreciated investment securities and $12,688,189 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES
September 30, 2008 (Unaudited)

				Unrealized
		Market Value		Appreciation/
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 9/30/2008 ($)

Financial Futures Long
British Long Gilt	51	10,168,628	December 2008	(3,023)
U.S. Long Bond	22	2,577,781	December 2008	7,375
Financial Futures Short
U.S. Treasury 2 year Notes	36	(7,683,750)	December 2008	(35,078)
U.S. Treasury 5 year Notes	86	(9,652,157)	December 2008	46,359
U.S. Treasury 10 year Notes	13	(1,490,125)	December 2008	33,016
				48,649

STATEMENT OF OPTIONS WRITTEN September 30, 2008 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)		Value ($)

Call Options:
3-Month USD Libor-BBA,
Swaption	323,400	a	(6,356)
3-Month USD Libor-BBA,
Swaption	324,400	a	(4,979)
3-Month USD Libor-BBA,
Swaption	159,400	a	(27,299)
3-Month USD Libor-BBA,
Swaption	313,500	a	(23,530)

Put Options:
3-Month USD Libor-BBA,
Swaption	323,400	a	(13,984)
3-Month USD Libor-BBA,
Swaption	324,400	a	(76,895)
3-Month USD Libor-BBA,
Swaption	159,400	a	(18,167)
3-Month USD Libor-BBA,
Swaption	313,500	a	(51,795)
(Premiums received $218,702)			(223,005)

LIBOR-BBA- London Interbank Offered Rate British Bankers' Association
a Non-income producing security.

At September 30, 2008, the fund held the following forward foreign currency exchange contracts:

				Unrealized
				Appreciation/
Forward Currency	Foreign			(Depreciation)
Exchange Contracts	Currency Amount	Cost ($)	Value ($)	at 9/30/2008 ($)

Sell:
Euro, expiring 12/17/2008	170,000	238,978	240,108	(1,130)
Mexican New Peso, expiring 12/17/2008	8,450,000	789,845	764,965	24,880
New zealand Dollar, expiring 12/17/2008	2,430,000	1,610,653	1,610,671	(19)

Total				23,731

					Unrealized
	Notional	Reference		(Pay) /Receive	Appreciation
Amount ($)	Entity	Counterparty	Fixed Rate (%)	Expriration	(Depreciation) ($)

350,000	Bristol-Myers Squibb, 6.8%, 11/15/2026	Deutsche Bank	(0.45)	6/20/2018	(851)
500,000	Bristol-Myers Squibb, 6.8%, 11/15/2026	Goldman Sachs & Co.	(0.43)	6/20/2018	(422)
180,000	Campbell Soup Co., 4.875%, 10/1/2013	Deutsche Bank	(0.53)	3/20/2013	(1,900)
680,000	Campbell Soup Co., 4.875%, 10/1/2013	Morgan Stanley	(0.51)	3/20/2013	(6,608)
180,000	Kohls, 6.3%, 3/1/2011	J.P. Morgan Chase Bank	(1.70)	6/20/2013	(3,726)
370,000	Kohls, 6.3%, 3/1/2011	J.P. Morgan Chase Bank	(1.70)	6/20/2013	(7,660)
320,000	Kohls, 6.3%, 3/1/2011	Morgan Stanley	(1.62)	3/20/2013	(5,695)
480,000	Pfizer Inc., 4.65%, 3/1/2018	Goldman Sachs & Co.	(0.41)	6/20/2018	4,506
340,000	Pfizer Inc., 4.65%, 3/1/2018	Morgan Stanley	(0.38)	6/20/2018	3,989
670,000	Reed Elsevier Capital, 4.625%, 6/15/2012	Deutsche Bank	(0.96)	6/20/2012	(8,334)
310,000	R.R. Donnelley & Sons, 4.95%, 4/1/2014	Deutsche Bank	(1.60)	3/20/2012	(348)
120,000	R.R. Donnelley & Sons, 4.95%, 4/1/2014	J.P. Morgan Chase Bank	(1.70)	12/20/2011	(640)
580,000	Radioshack Corp., 7.375%, 5/15/2011	Deutsche Bank	(1.84)	6/20/2013	(2,676)
290,000	Radioshack Corp., 7.375%, 5/15/2011	Morgan Stanley	(1.75)	6/20/2013	(260)
1,770,000	Dow Jones CDX.NA.IG.10 Index	Deutsche Bank	(1.50)	6/20/2018	42,978
3,540,000	Dow Jones CDX.NA.IG.9 Index	Morgan Stanley	1.55	6/20/2011	(21,635)
					(9,282)

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),

Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments) .

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	14,989,360	48,649

Level 2 - Other Significant Observable Inputs	212,976,874	(208,556)

Level 3 - Significant Unobservable Inputs	0	0

Total	227,966,234	(159,907)

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Variable Investment Fund

By:	/s/ J. David Officer

J. David Officer
President

Date:	November 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer

J. David Officer
President

Date:	November 17, 2008

By:	/s/ James Windels

James Windels
Treasurer

Date:	November 17, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)